TAXATION - Additional Information (Details) - CNY (¥) ¥ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022
TAXATION
Value added tax rate	6.00%		6.00%
Statutory income tax rate	25.00%	25.00%
Accumulated tax losses	¥ 331.9
Qualified High and New Technology Enterprise
TAXATION
Effective term of certificate	3 years		3 years
Tax losses carryforward expiration period	10 years
Qualified High and New Technology Enterprise | Expire in Two Thousand And Twenty Two
TAXATION
Preferential income tax rate	15.00%		15.00%
United States | California corporate franchise tax
TAXATION
Tax losses carryforward expiration period	20 years
HONG KONG
TAXATION
Statutory income tax rate	16.50%		16.50%
CHINA
TAXATION
Tax losses carryforward expiration period	5 years
Percentage of tax deduction on qualified research and development expenses	175.00%		175.00%
Percentage of additional deduction on qualified research and development expenses	75.00%		75.00%
CHINA | Qualified High and New Technology Enterprise
TAXATION
Preferential income tax rate	15.00%		15.00%
CHINA | New Enterprise Income Tax Law
TAXATION
Uniform tax rate for foreign investment enterprises and domestic	25.00%		25.00%
Effective date of new enterprise income tax law	Jan. 01, 2008		Jan. 01, 2008